INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of Income (loss) before income taxes from continuing operations

	2022	2023	2024
	US$	US$	US$

Cayman Islands	(354)	(14,253)	(3,263)
USA	(54,267)	(3,935)	(1,729)
Hong Kong	(22,352)	(5,294)	(3,772)
Malta	(421)	(1,092)	(14)
Curacao	(31)	(27)	(5)
Mainland China	(242)	(4,755)	(2,100)
British Virgin Islands	(1,754)	3,972	4,192
Ethiopia	—	—	(317)

	(79,421)	(25,384)	(7,008)

Schedule of current and deferred components

	2022	2023	2024
	US$	US$	US$

Current tax benefit	—	—	—
Deferred tax benefit	—	—	—

Income tax benefit	—	—	—

Schedule of reconciliation of tax computed by applying the statutory income tax rate

	2022	2023	2024
	US$	US$	US$

Loss before income taxes	(79,421)	(25,384)	(7,008)
Income tax computed at applicable tax rates	(16,678)	(5,331)	(1,472)
Effect of different tax rates in different jurisdictions	3,649	2,790	813
Non-deductible expenses	5,088	2,099	322
Change in valuation allowance	8,335	671	337
Effect of EIT reversal for previous years	—	—	—
Research and development super-deduction	(394)	(229)	—
	—	—	—

Schedule components of deferred taxes

	2023	2024
	US$	US$

Deferred tax assets
Bad debt provision	913	891
Impairment loss	10,004	10,266
Net operating losses (“NOLs”)	28,915	28,338
Less: valuation allowance	(39,832)	(39,495)
Total deferred tax assets, net	—	—